Valuation Allowance for Deferred Tax Assets (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Valuation Allowance [Line Items]
Valuation allowance for deferred tax assets	$ 324.4	$ 152.4
Orogen Investments SA (Luxembourg)
Valuation Allowance [Line Items]
Valuation allowance for deferred tax assets	37.9	39.2
Gold Fields Arctic Platinum Oy
Valuation Allowance [Line Items]
Valuation allowance for deferred tax assets	28.8	30.3
Living Gold (Pty) Limited
Valuation Allowance [Line Items]
Valuation allowance for deferred tax assets	4.8	3.9
Gold Fields Operations
Valuation Allowance [Line Items]
Valuation allowance for deferred tax assets		33.2
GFI Joint Venture Holdings
Valuation Allowance [Line Items]
Valuation allowance for deferred tax assets	252.3	44.6
Other
Valuation Allowance [Line Items]
Valuation allowance for deferred tax assets	$ 0.6	$ 1.2